Financing Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Financing Leases [Abstract]
Schedule of annual minimum future lease payment
Amount
2019 (remainder of year)	$141,875
2020	464,269
2021	464,269
2022	77,335
Total minimum lease payments	1,147,748
Less amount representing interest	240,504
Present value of minimum lease payments	907,244
Less current portion of minimum lease	(344,716)
Less debt issuance costs, net	(28,070)
Less payments to Utica for release of lien	(249,784)
Less lease deposits	(38,807)
End of lease buyout payments	117,413
Long-term present value of minimum lease payment	$363,280

Amount
2019	$464,269
2020	464,269
2021	464,269
2022	77,336
Total minimum lease payments	1,470,143
Less amount representing interest	(343,837)
Present value of minimum lease payments	1,126,306
Less current portion of minimum lease	(299,157)
Less debt issuance costs, net	(37,114)
Less payments to Utica for release of lien	(75,000)
Less lease deposits	(38,807)
End of lease buyout payments	87,011
Long-term present value of minimum lease payment	$763,239